Other information (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 28, 2023	Dec. 31, 2022
Restricted Net Assets [Abstract]
Restricted net assets		$ 286
Subsequent Events [Member]
Subsequent Events [Abstract]
Dividend declaration date	Feb. 28, 2023
Dividend approved (in dollars per share)	$ 0.445
Dividend approved expected date to be paid	Mar. 25, 2023